Trade accounts and other receivables from unrelated parties - Development of expected credit losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Development of allowance
Financial assets at beginning of period	€ (5,991,693)
Financial assets at end of period	(5,851,814)	€ (5,991,693)
Trade accounts and other receivables from unrelated parties | Allowances/Expected credit losses
Development of allowance
Financial assets at beginning of period	163,929	142,372	€ 141,358
Change in valuation allowances as recorded in the consolidated statements of income	42,470	44,374	28,302
Write-offs and recoveries of amounts previously written-off	(36,180)	(21,622)	(14,213)
Foreign currency translation	(1,538)	(1,195)	(13,075)
Financial assets at end of period	€ 168,681	€ 163,929	€ 142,372